CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - EUR (€) € in Millions		Total		Equity - Attributa ble to Owners of the parent	Share capital [1]	Treasury shares	Retained earnings and other reserves [1]	Cash flow hedge reserve	Remeasurement of the fair value of financial assets	Actuarial gains and losses on pension obligations plans	Effect of change in exchange rates	Cumulative share of OCI of equity method investees	Non-controlling interests
Equity, beginning balance at Dec. 31, 2019		€ 21,801		€ 19,074	€ 20		€ 19,339	€ (1)	€ 0	€ 377	€ (697)	€ 36	€ 2,727
Other comprehensive income		(809)		(583)				75		(106)	(465)	(87)	(226)
Consolidated profit/(loss) for the period		2,023	[2]	2,173			2,173						(150)
TOTAL CONSOLIDATED COMPREHENSIVE INCOME/(LOSS) FOR THE PERIOD		1,214		1,590			2,173	75		(106)	(465)	(87)	(376)
Faurecia distributions		306		44			44						262
Distributions		(37)											(37)
Share-based compensation		51		41			41						10
Termination of Dongfeng repurchase agreement		446		446			446
Other changes	[3]	92		98			98						(6)
Equity, ending balance at Dec. 31, 2020		23,873		21,293	20		22,141	74	0	271	(1,162)	(51)	2,580
Other comprehensive income		3,826		3,820				95	6	1,759	2,000	(40)	6
Consolidated profit/(loss) for the period		14,208		14,200			14,200						8
TOTAL CONSOLIDATED COMPREHENSIVE INCOME/(LOSS) FOR THE PERIOD		18,034		18,020			14,200	95	6	1,759	2,000	(40)	14
FCA - PSA merger		19,896		19,837	11		19,826						59
Faurecia loss of control and distribution		(5,222)		(2,765)			(2,883)				118		(2,457)
Distributions		(1,000)		(1,000)			(1,000)
Share-based compensation		221		221			221
Other changes	[3]	505		301			271	30					204
Equity, ending balance at Dec. 31, 2021		56,307	[4]	55,907	31	€ 0	52,776	199	6	2,030	956	(91)	400
Other comprehensive income		2,985		2,982				(393)	3	1,374	2,010	(12)	3
Consolidated profit/(loss) for the period		16,779		16,799			16,799						(20)
TOTAL CONSOLIDATED COMPREHENSIVE INCOME/(LOSS) FOR THE PERIOD		19,764		19,781			16,799	(393)	3	1,374	2,010	(12)	(17)
Capital increase		40		40	1		39
(Purchase) sales of treasury shares	[5]	(923)		(923)		(923)
Distributions		(3,354)		(3,353)			(3,353)						(1)
Share-based compensation		163		163			163
Other changes	[3]	385		384			359	25					1
Equity, ending balance at Dec. 31, 2022		€ 72,382		€ 71,999	€ 32	€ (923)	€ 66,783	€ (169)	€ 9	€ 3,404	€ 2,966	€ (103)	€ 383

[1]	Refer to Note 27, Equity for additional information
[2]	Refer to Note 3, Scope of consolidation
[3]	Includes:
•at December 31, 2021, the impact of the reduction in ownership of ARAMIS upon an IPO resulting in €178 million recognized as an increase in non-controlling interest and €121 million recognized as additional retained earnings. Refer to Note 27, Equity;
•deferred hedging gains transferred to inventory, net of tax of €25 million (€30 million at December 31, 2021 and nil at December 31, 2020); and
•the effect of hyperinflation for entities whose functional currency is the Turkish Lira, beginning from January 1, 2022, and the Argentine Peso, from July 1, 2018 of €398 million at December 31, 2022, €159 million at December 31, 2021 and €70 million at December 31, 2020.

[4]	Refer to Note 3, Scope of consolidation
[5]	Refer to Note 27, Equity for additional information